Jun. 22, 2020
Cavalier Fundamental Growth Fund
Cavalier Fundamental Growth Fund
STARBOARD INVESTMENT TRUST

CAVALIER FUNDAMENTAL GROWTH FUND

(the “Fund”)

Supplement dated June 19, 2020

to the Prospectus dated October 1, 2019

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The section of the Fund’s Prospectus entitled “Principal Investment Strategies” is replaced in its entirety with the following:

The Advisor seeks to achieve the Fund’s investment objective of capital appreciation by principally investing in stocks that the Advisor believes to have above-average growth potential relative to their peers. The Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund’s portfolio. The Fund is considered “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund invests principally in common stocks and is not limited in its investments by market capitalization.  The Fund’s investments may be issued by both domestic and foreign companies, and investments may be made directly in foreign markets, including emerging markets, as well as indirectly through exchange-traded funds and American Depository Receipts (ADRs).  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.

The screening system for the Fund is composed of three steps. The first step employs quantitative analysis of individual stock statistics in order to select stocks with quality and/or growth characteristics. Quality metrics may include earnings variability, return on equity, and debt to equity ratio. Growth metrics may include revenue growth rates and companies with above average earnings growth.  Second, the Advisor will select approximately 30-40 stocks from this universe with an emphasis on companies that the Advisor believes have a competitive advantage over their peers, sustainable earnings growth and a high return on capital. Third, the Advisor uses a self-developed model to try to design a risk-adjusted portfolio that is diversified across sectors and industries.

The Advisor may sell a portfolio security when its reward/risk measures weaken, the fundamentals of the stock change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the Fund’s portfolio.  As a result of its strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transactions costs and higher taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

Investors Should Retain This Supplement for Future Reference